Common Stock - Additional Information (Detail) - USD ($)			3 Months Ended
	Mar. 31, 2017	Mar. 15, 2017	Mar. 31, 2017	Mar. 10, 2017	Mar. 03, 2017	Dec. 31, 2016	Dec. 31, 2015
Class Of Stock [Line Items]
Common stock, shares authorized	300,000,000		300,000,000	300,000,000	100,000,000	17,440,436	17,140,478
Common stock, par value	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Dividends common stock declared or paid			$ 0
Number of shares of common stock in lock-up agreements	18,900,000		18,900,000
Restricted period for shares of common stock in lock-up agreements			9 months
Restricted percentage of common stock for holders of 915,000 shares			80.00%
Number of shares of common stockholders with 80% restriction	915,000		915,000
Period agreed by common stockholder not to effect short sale after merger			12 months
Warrants outstanding	317,562		317,562
Warrants exercise price per share	$ 5.00		$ 5.00
Warrants term	3 years
Warrants expiration date			Mar. 15, 2020
Minimum [Member]
Class Of Stock [Line Items]
Percentage of common stockholder agreed not to effect short sale after merger			1.00%
Convertible Note Financing [Member]
Class Of Stock [Line Items]
Conversion of convertible notes and accrued interest, Shares		2,744,059
Redeemable Convertible Preferred Stock
Class Of Stock [Line Items]
Conversion of preferred stock, shares		14,015,016